FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
U.S. GAAP defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Additionally, the inputs used to measure fair value are prioritized based on a three-level hierarchy. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:
•Level 1 — Quoted prices in active markets for identical assets or liabilities.
•Level 2 — Observable inputs other than quoted prices included in Level 1. We value assets and liabilities included in this level using dealer and broker quotations, certain pricing models, bid prices, quoted prices for similar assets and liabilities in active markets, or other inputs that are observable or can be corroborated by observable market data.
•Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.
Recurring Fair Value Measurements
In accordance with U.S. GAAP, certain assets and liabilities are required to be recorded at fair value on a recurring basis. For our Company, the only assets and liabilities that are adjusted to fair value on a recurring basis are investments in equity securities with readily determinable fair values, debt securities classified as trading or available-for-sale, derivative financial instruments and our contingent consideration liability. Additionally, the Company adjusts the carrying value of certain long-term debt as a result of the Company’s fair value hedging strategy.
Investments in Debt and Equity Securities
The fair values of our investments in debt and equity securities using quoted market prices from daily exchange traded markets are based on the closing price as of the balance sheet date and are classified as Level 1. The fair values of our investments in debt and equity securities classified as Level 2 are priced using quoted market prices for similar instruments or nonbinding market prices that are corroborated by observable market data. Inputs into these valuation techniques include actual trade data, benchmark yields, broker/dealer quotes and other similar data. These inputs are obtained from quoted market prices, independent pricing vendors or other sources.
Derivative Financial Instruments
The fair values of our futures contracts are primarily determined using quoted contract prices on futures exchange markets. The fair values of these instruments are based on the closing contract prices as of the balance sheet date and are classified as Level 1.
The fair values of our derivative instruments other than futures are determined using standard valuation models. The significant inputs used in these models are readily available in public markets, or can be derived from observable market transactions, and therefore have been classified as Level 2. Inputs used in these standard valuation models for derivative instruments other than futures include the applicable exchange rates, forward rates, interest rates, discount rates and commodity prices. The standard valuation model for options also uses implied volatility as an additional input. The discount rates are based on the historical U.S. Deposit or U.S. Treasury rates, and the implied volatility specific to options is based on quoted rates from financial institutions.
Included in the fair values of derivative instruments is an adjustment for nonperformance risk. The adjustment is based on current credit default swap (“CDS”) rates applied to each contract, by counterparty. We use our counterparty’s CDS rate when we are in an asset position and our own CDS rate when we are in a liability position. The adjustment for nonperformance risk did not have a significant impact on the estimated fair values of our derivative instruments.
The following tables summarize those assets and liabilities measured at fair value on a recurring basis (in millions):

	December 31, 2024
	Level 1	Level 2	Level 3		Other[3]	Netting Adjustment	[4]	Fair Value Measurements
Assets:
Equity securities with readily determinable values[1]	$1,790	$137	$13		$94	$—		$2,034
Debt securities[1]	—	1,676	—		—	—		1,676
Derivatives[2]	2	587	—		—	(370)	[6]	219	[8]
Total assets	$1,792	$2,400	$13		$94	$(370)		$3,929
Liabilities:
Contingent consideration liability	$—	$—	$6,126	[5]	$—	$—		$6,126
Derivatives[2]	—	1,119	—		—	(1,097)	[7]	22	[8]
Total liabilities	$—	$1,119	$6,126		$—	$(1,097)		$6,148
[1]Refer to Note 4 for additional information related to the composition of our equity securities with readily determinable values and debt securities.
[2]Refer to Note 5 for additional information related to the composition of our derivatives portfolio.
[3]Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in Note 4.
[4]Amounts represent the impact of legally enforceable master netting agreements that allow the Company to settle net positive and negative positions and also cash collateral held or placed with the same counterparties. There were no amounts subject to legally enforceable master netting agreements that management has chosen not to offset or that do not meet the offsetting requirements. Refer to Note 5.
[5]Represents the fair value of the remaining milestone payment related to our acquisition of fairlife in 2020, which is contingent on fairlife achieving certain financial targets through 2024 and is payable in 2025. This milestone payment is based on agreed-upon formulas related to fairlife’s operating results, the resulting value of which is not subject to a ceiling. The fair value was determined using discounted cash flow analyses. We are required to remeasure this liability to fair value quarterly, with any changes in the fair value recorded in income until the final milestone payment is made.
[6]The Company is obligated to return $12 million in cash collateral it has netted against its derivative position.
[7]The Company has the right to reclaim $735 million in cash collateral it has netted against its derivative position.
[8]The Company’s derivative financial instruments were recorded at fair value in our consolidated balance sheet as follows: $102 million in the line item prepaid expenses and other current assets, $117 million in the line item other noncurrent assets, and $22 million in the line item other noncurrent liabilities. Refer to Note 5 for additional information related to the composition of our derivatives portfolio.

	December 31, 2023
	Level 1	Level 2	Level 3		Other[3]	Netting Adjustment	[4]	Fair Value Measurements
Assets:
Equity securities with readily determinable values[1]	$1,727	$188	$6		$85	$—		$2,006
Debt securities[1]	—	1,172	3		—	—		1,175
Derivatives[2]	—	275	—		—	(222)	[6]	53	[8]
Total assets	$1,727	$1,635	$9		$85	$(222)		$3,234
Liabilities:
Contingent consideration liability	$—	$—	$3,017	[5]	$—	$—		$3,017
Derivatives[2]	3	1,445	—		—	(1,256)	[7]	192	[8]
Total liabilities	$3	$1,445	$3,017		$—	$(1,256)		$3,209
[1]Refer to Note 4 for additional information related to the composition of our equity securities with readily determinable values and debt securities.
[2]Refer to Note 5 for additional information related to the composition of our derivatives portfolio.
[3]Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in Note 4.
[4]Amounts represent the impact of legally enforceable master netting agreements that allow the Company to settle net positive and negative positions and also cash collateral held or placed with the same counterparties. There were no amounts subject to legally enforceable master netting agreements that management has chosen not to offset or that do not meet the offsetting requirements. Refer to Note 5.
[5]Represents the fair value of the remaining milestone payment related to our acquisition of fairlife, which is contingent on fairlife achieving certain financial targets through 2024 and, if achieved, is payable in 2025. This milestone payment is based on agreed-upon formulas related to fairlife’s operating results, the resulting value of which is not subject to a ceiling. The fair value was determined using a Monte Carlo valuation model. We are required to remeasure this liability to fair value quarterly, with any changes in the fair value recorded in income until the final milestone payment is made. The Company made a milestone payment of $275 million during 2023.
[6]The Company is obligated to return $4 million in cash collateral it had netted against its derivative position.
[7]The Company had the right to reclaim $1,039 million in cash collateral it had netted against its derivative position.
[8]The Company’s derivative financial instruments were recorded at fair value in our consolidated balance sheet as follows: $53 million in the line item other noncurrent assets and $192 million in the line item other noncurrent liabilities. Refer to Note 5 for additional information related to the composition of our derivatives portfolio.
Gross realized and unrealized gains and losses on Level 3 assets and liabilities, excluding the contingent consideration liability, were not significant for the years ended December 31, 2024 and 2023.
The Company recognizes transfers between levels within the hierarchy as of the beginning of the reporting period. Gross transfers between levels within the hierarchy were not significant for the years ended December 31, 2024 and 2023.
Nonrecurring Fair Value Measurements
In addition to assets and liabilities that are recorded at fair value on a recurring basis, the Company records assets and liabilities at fair value on a nonrecurring basis as required by U.S. GAAP. Generally, assets are recorded at fair value on a nonrecurring basis as a result of impairment charges or as a result of observable changes in equity securities using the measurement alternative.
The gains and losses on assets measured at fair value on a nonrecurring basis are summarized in the following table (in millions):

	Gains (Losses)
Year Ended December 31,	2024		2023
Impairment of property, plant and equipment	$(63)	[1]	$(46)	[4]
Other-than-temporary impairment charges	(34)	[2]	(39)	[5]
Impairment of intangible assets	(886)	[3]	—
Total	$(983)		$(85)
[1]The Company recorded an asset impairment charge of $63 million during the year ended December 31, 2024 related to certain prototypes. This impairment charge, which was calculated based on Level 3 inputs, was driven by management’s strategic decision to cease use of the assets. This charge was recorded in the line item selling, general and administrative expenses in our consolidated statement of income.
[2]The Company recorded an other-than-temporary impairment charge of $34 million during the year ended December 31, 2024 related to an equity method investee in Latin America. This impairment charge was derived using Level 3 inputs and was primarily driven by revised projections of future operating results. This charge was recorded in the line item other income (loss) — net in our consolidated statement of income.
[3]The Company recorded an asset impairment charge of $760 million during the year ended December 31, 2024 related to our BodyArmor trademark in North America, which was primarily driven by revised projections of future operating results and higher discount rates resulting from changes in macroeconomic conditions since the acquisition date. The fair value of this trademark was derived using discounted cash flow analyses based on Level 3 inputs. This charge was recorded in the line item other operating charges in our consolidated statement of income. The remaining carrying value of the trademark is $3,400 million. Additionally, the Company recorded an asset impairment charge of $126 million related to a trademark in Latin America, which was primarily driven by revised projections of future operating results and changes in macroeconomic conditions. The fair value of this trademark was derived using discounted cash flow analyses based on Level 3 inputs. This charge was recorded in the line item other operating charges in our consolidated statement of income. The remaining carrying value of the trademark is $86 million.
[4]The Company recorded an asset impairment charge of $25 million during the year ended December 31, 2023 related to the discontinuation of certain manufacturing operations in Asia Pacific. Additionally, the Company recorded an asset impairment charge of $21 million during the year ended December 31, 2023 related to the restructuring of our manufacturing operations in the United States. These charges, which were calculated based on Level 3 inputs, were primarily driven by management’s best estimate of the potential proceeds from the disposal of the related assets.
[5]The Company recorded an other-than-temporary impairment charge of $39 million during the year ended December 31, 2023 related to an equity method investee in Latin America. This impairment charge was derived using Level 3 inputs and was primarily driven by revised projections of future operating results.
Fair Value Measurements for Pension Plan Assets
The fair value hierarchy discussed above is not only applicable to assets and liabilities that are included in our consolidated balance sheet but is also applied to certain other assets that impact our consolidated financial statements. For example, our Company sponsors a number of pension plans. Assets contributed to these plans by the Company become the property of the individual plans. Even though the Company no longer has control over these assets, our consolidated financial statements are impacted by subsequent fair value adjustments to these assets. The actual return on these assets impacts the Company’s future net periodic benefit cost or income as well as amounts recognized in our consolidated balance sheet. Refer to Note 14. The Company uses the fair value hierarchy to measure the fair value of assets held by our pension plans.
The following table summarizes the levels within the fair value hierarchy for our pension plan assets (in millions):

	December 31, 2024								December 31, 2023
	Level 1	Level 2		Level 3		Other	[1]	Total	Level 1	Level 2		Level 3		Other	[1]	Total
Cash and cash equivalents	$203	$376		$—		$—		$579	$163	$212		$—		$—		$375
Equity securities:
U.S.-based companies	1,022	1		28		—		1,051	1,148	—		30		—		1,178
International-based companies	691	10		2		—		703	904	15		2		—		921
Fixed-income securities:
Government bonds	79	930		—		—		1,009	107	1,279		—		—		1,386
Corporate bonds and debt securities	—	529		17		—		546	—	552		27		—		579
Mutual, pooled and commingled funds	24	277		—		386	[4]	687	12	257		—		509	[8]	778
Hedge funds/limited partnerships	—	—		—		1,023	[5]	1,023	—	—		—		1,057	[5]	1,057
Real estate	—	—		—		341	[6]	341	—	—		—		376	[6]	376
Derivative financial instruments	—	(63)	[2]	—		—		(63)	—	33	[2]	—		—		33
Other	—	—		311	[3]	248	[7]	559	—	—		323	[3]	254	[7]	577
Total	$2,019	$2,060		$358		$1,998		$6,435	$2,334	$2,348		$382		$2,196		$7,260
[1]Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in Note 14.
[2]This class of assets includes investments in interest rate contracts, credit contracts and foreign exchange contracts.
[3]Includes purchased annuity insurance contracts.
[4]This class of assets primarily includes a mortgage-related fixed income securities fund, alternative investment funds and collective trust funds for qualified plans. There are no liquidity restrictions on these investments.
[5]This class of assets includes hedge funds that can be subject to redemption restrictions, ranging from monthly to semiannually, with a redemption notice period of up to one year and/or initial lock-up periods of up to three years, and private equity funds that are primarily closed-end funds in which the Company’s investments are generally not eligible for redemption. Distributions from these private equity funds will be received as the underlying assets are liquidated or distributed.
[6]This class of assets includes funds invested in real estate, including a privately held real estate investment trust, a real estate commingled pension trust fund, infrastructure limited partnerships and commingled investment funds. These funds seek current income and capital appreciation and can be subject to quarterly redemption restrictions, with a redemption notice period of up to 90 days.
[7]Primarily includes segregated portfolios of private investment funds that are invested in a portfolio of insurance-linked securities. These assets can be subject to a semiannual redemption, with a redemption notice period of 90 days, subject to certain gate restrictions.
[8]This class of assets includes actively managed emerging markets equity funds and a collective trust fund for qualified plans, invested primarily in equity securities of companies in developing and emerging markets. There are no liquidity restrictions on these investments.
The following table provides a reconciliation of the beginning and ending balance of our Level 3 pension plan assets (in millions):

	Equity Securities	Fixed-Income Securities	Other[1]	Total
2023
Balance at beginning of year	$27	$30	$300	$357
Actual return on plan assets	1	(2)	8	7
Purchases, sales and settlements — net	—	(1)	7	6
Transfers into (out of) Level 3 — net	4	—	—	4
Net foreign currency translation adjustments	—	—	8	8
Balance at end of year	$32	$27	$323	$382
2024
Balance at beginning of year	$32	$27	$323	$382
Actual return on plan assets	1	2	8	11
Purchases, sales and settlements — net	(3)	(12)	(2)	(17)
Net foreign currency translation adjustments	—	—	(18)	(18)
Balance at end of year	$30	$17	$311	$358
[1]Includes purchased annuity insurance contracts.
Other Fair Value Disclosures
The carrying values of cash and cash equivalents; short-term investments; trade accounts receivable; accounts payable and accrued expenses; and loans and notes payable approximate their fair values because of the relatively short-term maturities of these financial instruments. As of December 31, 2024, the carrying value and fair value of our long-term debt, including the current portion, were $43,023 million and $38,052 million, respectively. As of December 31, 2023, the carrying value and fair value of our long-term debt, including the current portion, were $37,507 million and $33,445 million, respectively.